Income Taxes - Schedule of Reconciliation of U.S. Federal Statutory Income Tax Rate and Effective Income Tax Rate (Detail)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Income Tax Disclosure [Abstract]
Income tax at U.K. statutory rate	19.00%	19.00%	19.00%
Subpart F & GILTI	(1)	(2)	(4)
Foreign taxes, including U.S.	(1.00%)	1.00%	3.00%
Transaction costs	(1.00%)	0.00%	0.00%
Change in valuation allowance	4.00%	(8.00%)	1.00%
Unrecognized tax benefits	(1.00%)	11.00%	0.00%
Nondeductible interest expense	(14.00%)	(17.00%)	(14.00%)
Other	(1.00%)	0.00%	(2.00%)
Total effective income tax rate	4.00%	4.00%	3.00%